Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Debt [Table Text Block]
	December 31, 2014	December 31, 2013

Revolving credit facility	$299,061	$148,647
3.84% Notes	150,000	150,000
6.40% Notes	12,500	25,000
5.44% Notes	20,000	40,000
Unamortized gain on settlement of interest rate swaps	1,828	107
Adjustments to long term debt resulting from interest rate swaps	27	(5,196)
Capital leases maturing at various dates through 2018	4,228	2,555
Other long-term debt maturing at various dates up to 2018	5,704	11,681
	493,348	372,794
Less: current portion	36,396	44,785
Long-term debt - non-current	$456,952	$328,009

Schedule of Maturities of Long-term Debt [Table Text Block]
2015	$36,396
2016	3,716
2017	300,661
2018	566
2019 and thereafter	152,009